RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - CREDIT RISK (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Credit concentrations with respect to derivative instruments
Period after which receivables are classified as past due	30 days
Derivative instruments
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	CAD 809	CAD 681
Letters of credit provided in lieu of providing cash collateral to counterparties	166
Cash collateral on asset exposure	17	33
Derivative instruments | Canadian financial institutions
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	47	58
Derivative instruments | United States financial institutions
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	450	240
Derivative instruments | European financial institutions
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	95	73
Derivative instruments | Asian Financial Institutions Member
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	4
Derivative instruments | Other
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	CAD 213	CAD 310